Segment information	6 Months Ended
Jun. 30, 2026
Segment information [Abstract]
Segment information

Note 11: Segment information

For the 3 months ended 30 June 2026	LR2[1] USD’000	LR1[2] USD’000	MR3 USD’000	Handy[4] USD’000	Total USD’000
Revenue (Hafnia Vessels and TC Vessels)[6]	29,402	136,418	248,049	93,505	507,374
Revenue (External Vessels in Disponent-Owner Pools)	1,666	80,895	216,606	10,952	310,119
Voyage expenses (Hafnia Vessels and TC Vessels)	(3,819)	(40,094)	(60,068)	(28,772)	(132,753)
Voyage expenses (External Vessels in Disponent-Owner Pools)	(1,269)	(18,265)	(61,070)	(2,329)	(82,933)
Pool distributions for External Vessels in Disponent-Owner Pools	(397)	(62,630)	(155,537)	(8,622)	(227,186)
TCE Income[5]	25,583	96,324	187,980	64,734	374,621

Other operating income	653	1,623	4,201	1,068	7,545
Vessel operating expenses	(4,305)	(15,332)	(30,895)	(14,084)	(64,616)
Technical management expenses	(627)	(1,931)	(3,877)	(1,434)	(7,869)
Charter hire expenses	–	(1,423)	(7,435)	–	(8,858)

Adjusted EBITDA[5]	21,304	79,261	149,974	50,284	300,823
Depreciation charge	(3,050)	(11,601)	(23,490)	(8,704)	(46,845)
					253,978
Unallocated					25,238
Profit before income tax					279,216

For the 6 months ended 30 June 2026	LR2[1] USD’000	LR1[2] USD’000	MR3 USD’000	Handy[4] USD’000	Total USD’000
Revenue (Hafnia Vessels and TC Vessels)[6]	50,092	267,354	425,911	177,511	920,868
Revenue (External Vessels in Disponent-Owner Pools)	27,947	156,755	354,432	29,284	568,418
Voyage expenses (Hafnia Vessels and TC Vessels)	(5,438)	(84,461)	(115,152)	(58,130)	(263,181)
Voyage expenses (External Vessels in Disponent-Owner Pools)	(7,205)	(37,560)	(109,925)	(8,059)	(162,749)
Pool distributions for External Vessels in Disponent-Owner Pools	(20,742)	(119,195)	(244,508)	(21,224)	(405,669)
TCE Income[5]	44,654	182,893	310,758	119,382	657,687

Other operating income	1,423	3,549	7,433	2,111	14,516
Vessel operating expenses	(8,649)	(32,035)	(60,822)	(29,428)	(130,934)
Technical management expenses	(961)	(3,276)	(6,453)	(2,922)	(13,612)
Charter hire expenses	–	(2,843)	(14,826)	–	(17,669)

Adjusted EBITDA[5]	36,467	148,288	236,090	89,143	509,988
Depreciation charge	(6,059)	(23,871)	(46,652)	(18,155)	(94,737)
					415,251
Unallocated					44,483
Profit before income tax					459,734

[1] Vessels between 85,000 DWT and 124,999 DWT in size and provides transportation of clean petroleum oil products.
[2] Vessels between 55,000 DWT and 84,999 DWT in size and provides transportation of clean and dirty petroleum products.
[3] Vessels between 40,000 DWT and 54,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[4] Vessels between 25,000 DWT and 39,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[5] See Non-IFRS Measures in Note 13.
[6] Excluding downward adjustments of USD 1.7 mil and USD 2.3 mil for Q2 and H1 2026 respectively; relating to operating segments that Hafnia exited in prior financial years.

For the 3 months ended 30 June 2025	LR2[1] USD’000	LR1[2] USD’000	MR3 USD’000	Handy[4] USD’000	Total USD’000
Revenue (Hafnia Vessels and TC Vessels)	30,719	91,254	168,309	56,282	346,564
Revenue (External Vessels in Disponent-Owner Pools)	15,954	59,117	115,408	17,112	207,591
Voyage expenses (Hafnia Vessels and TC Vessels)	(9,896)	(30,589)	(53,448)	(21,473)	(115,406)
Voyage expenses (External Vessels in Disponent-Owner Pools)	(5,511)	(21,310)	(50,790)	(5,338)	(82,949)
Pool distributions for External Vessels in Disponent-Owner Pools	(10,442)	(37,807)	(64,619)	(11,774)	(124,642)
TCE Income[5]	20,824	60,665	114,860	34,809	231,158

Other operating income	609	1,354	2,596	1,520	6,079
Vessel operating expenses	(4,041)	(17,040)	(32,651)	(14,944)	(68,676)
Technical management expenses	(490)	(1,773)	(3,401)	(1,337)	(7,001)
Charter hire expenses	–	(1,445)	(6,709)	–	(8,154)

Adjusted EBITDA[5]	16,902	41,761	74,695	20,048	153,406
Depreciation charge	(3,107)	(12,898)	(25,501)	(9,400)	(50,906)
					102,500
Unallocated					(24,505)
Profit before income tax					77,995

For the 6 months ended 30 June 2025	LR2[1] USD’000	LR1[2] USD’000	MR3 USD’000	Handy[4] USD’000	Total USD’000
Revenue (Hafnia Vessels and TC Vessels)	58,315	179,745	327,029	121,818	686,907
Revenue (External Vessels in Disponent-Owner Pools)	30,687	109,247	238,360	36,864	415,158
Voyage expenses (Hafnia Vessels and TC Vessels)	(19,196)	(64,271)	(104,589)	(48,942)	(236,998)
Voyage expenses (External Vessels in Disponent-Owner Pools)	(12,093)	(41,067)	(102,473)	(13,539)	(169,172)
Pool distributions for External Vessels in Disponent-Owner Pools	(18,594)	(68,180)	(135,887)	(23,325)	(245,986)
TCE Income[5]	39,119	115,474	222,440	72,876	449,909

Other operating income	1,400	2,576	5,263	3,836	13,075
Vessel operating expenses	(7,881)	(33,250)	(65,558)	(30,086)	(136,775)
Technical management expenses	(774)	(2,936)	(5,871)	(2,638)	(12,219)
Charter hire expenses	–	(3,949)	(12,827)	–	(16,776)

Adjusted EBITDA[5]	31,864	77,915	143,447	43,988	297,214
Depreciation charge	(6,177)	(25,986)	(50,424)	(17,770)	(100,357)
					196,857
Unallocated					(54,253)
Profit before income tax					142,604

[1] Vessels between 85,000 DWT and 124,999 DWT in size and provides transportation of clean petroleum oil products.
[2] Vessels between 55,000 DWT and 84,999 DWT in size and provides transportation of clean and dirty petroleum products.
[3] Vessels between 40,000 DWT and 54,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[4] Vessels between 25,000 DWT and 39,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[5] See Non-IFRS Measures in Note 13.